Summary of Significant Accounting Policies (Tables)	12 Months Ended
Dec. 31, 2020
Summary of Significant Accounting Policies
Summary of selling, general and administrative costs

	2020	2019
Compensation and benefits	$16,696,017	$13,094,579
Rent expense and other facilities costs	7,132,472	5,801,044
Professional fees and consultants	3,211,270	2,789,069
Legal settlement	1,125,000	—
Stock based compensation	186,950	327,470
Total	$28,351,709	$22,012,162

Schedule of estimated useful lives of depreciable assets

Furniture and fixtures	5 years
Computer equipment	3 years
Drug storage equipment	5 years
Leasehold improvements	4 – 5 years